Income Taxes (Details Textual) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes (Textual)
Income tax expense	$ 4,967	$ 2,164
Income tax rates	26.70%	26.29%
Deductible temporary difference of deferred tax	$ 4,000	$ 5,500
Potential additional tax	2,200
Potential indemnification to the investors	$ 11,800